Label	Element	Value
PSF DFA Balanced Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED SEPTEMBER 16, 2022

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2022

FOR CLASS D, CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2022 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

PSF DFA Balanced Allocation Portfolio – At a meeting held on September 14, 2022, the Board of Trustees of Pacific Select Fund approved several important changes for this Fund: revisions to the principal investment strategies to reflect the intention by PLFA (the Fund’s investment adviser) to reallocate the Fund’s investments out of mutual funds managed by DFA and into mutual funds and exchange-traded funds managed by American Century and/or Avantis (as further described below), a name change from the “PSF DFA Balanced Allocation Portfolio” to the “PSF Avantis Balanced Allocation Portfolio” to reflect the change to the principal investment strategies, and entry into an advisory fee waiver agreement. As a result, in addition to the specific changes described below, all references to “PSF DFA Balanced Allocation Portfolio” will be replaced with “PSF Avantis Balanced Allocation Portfolio (formerly named PSF DFA Balanced Allocation Portfolio)” and all references to “DFA Underlying Funds” will be replaced with “Balanced Allocation Underlying Funds.” The changes for this Fund are effective November 1, 2022.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	PSF DFA Balanced Allocation Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

PSF Avantis Balanced Allocation Portfolio (formerly named PSF DFA Balanced Allocation Portfolio) – The following changes will be effective November 1, 2022:

The Annual Fund Operating Expenses subsection will be deleted and replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2024
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

In the Portfolio Turnover subsection, the entire paragraph will be deleted and replaced with the following:

The Fund pays transaction costs, such as commissions, when it buys and sells shares of exchange-traded funds (or “turns over” its holdings). During the fiscal year ended December 31, 2021, the portfolio turnover rate was 16% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

In the Examples subsection, the second sentence of the first paragraph and the table will be deleted and replaced with the following:

The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In the Principal Investment Strategies subsection, the first paragraph will be deleted and replaced with the following:

This Fund is a “fund of funds” that, under normal circumstances, invests substantially all of its assets in eligible third-party mutual funds, exchange-traded funds (“ETFs”) and/or variable insurance trusts (“Balanced Allocation Underlying Funds”). Currently, all of the Balanced Allocation Underlying Funds are advised by American Century Investment Management, Inc. (“American Century”), including through its division Avantis Investors (Avantis Investors and American Century are referred to together in this prospectus as “Avantis”). Avantis is not affiliated with the Trust, the Fund or the Fund’s investment adviser. PLFA may change any or all of the Balanced Allocation Underlying Funds, including to funds offered by another investment adviser, at any time in its investment discretion.

In the Principal Investment Strategies subsection, the following will be added as the first sentence of the second paragraph:

The Balanced Allocation Underlying Funds invest in U.S. and foreign equity and debt instruments.

In the Principal Investment Strategies subsection, the second to last sentence in the first paragraph of the Asset Allocation/Portfolio Construction paragraph will be deleted and replaced with the following:

The broad equity asset class includes asset class categories such as domestic and developed international equities, which may include small-capitalization and large-capitalization equities that may employ growth strategies.

In the Principal Investment Strategies subsection, the seventh from last paragraph will be deleted and replaced with the following:

Investments of the Balanced Allocation Underlying Funds that invest primarily in equity instruments include: growth stocks; large- and small-capitalization companies; sector-specific stocks; and domestic and foreign stocks (which may be U.S. dollar or foreign currency denominated).

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In the Principal Risks from Holdings in Balanced Allocation Underlying Funds subsection, the following risks will be added after Foreign Markets Risk:

●	Authorized Participant Concentration Risk: Only an authorized participant may engage in creation or redemption transactions directly with an ETF. The ETF may have a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the ETF and no other authorized participant is able to step forward to process creation and/or redemption orders, ETF shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

●	Cash Transactions Risk: An ETF may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the ETF might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in ETF shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees and taxes will be higher than if the ETF sold and redeemed shares in-kind.

●	ETF Market Trading Risk: An ETF faces numerous market trading risks, including the potential lack of an active market for ETF shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the ETF. Any of these factors, among others, may lead to the ETF’s shares trading at a premium or discount to NAV. Thus, an investor such as the Fund may pay more (or less) than NAV when buying shares of the ETF in the secondary market, and may receive less (or more) than NAV when selling those shares in the secondary market. The portfolio managers cannot predict whether shares will trade above (premium), below (discount) or at NAV.

In the Principal Risks from Holdings in Balanced Allocation Underlying Funds subsection, the second sentence of the Derivatives Risk will be deleted.

In the Principal Risks from Holdings in Balanced Allocation Underlying Funds subsection, the first sentence of the Leverage Risk will be deleted and replaced with the following:

A Balanced Allocation Underlying Fund may lend its securities or use derivatives instruments, which give rise to a form of leverage.

In the Principal Risks from Holdings in Balanced Allocation Underlying Funds subsection, the Mid-Capitalization Companies Risk and Value Companies Risk will be removed.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the Performance subsection, the following will be added after the end of the first paragraph:

PLFA selected Balanced Allocation Underlying Funds managed by Avantis beginning November 1, 2022. PLFA selected Balanced Allocation Underlying Funds managed by another firm before this date.

PSF DFA Balanced Allocation Portfolio | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and Service Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	865
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	65
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	218
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	384
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 865
PSF DFA Balanced Allocation Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and Service Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	246
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	561
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	40
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	138
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	246
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 561

[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[2]	The investment adviser has agreed to waive 0.06% of its management fee through April 30, 2024. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.